Operating Expenses - Summary of Operating Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) [abstract]
Salaries and wages	₩ 3,974,233	₩ 3,845,842	₩ 3,568,456
Depreciation	2,530,252	2,674,205	2,745,969
Depreciation of right-of-use assets	452,056
Amortization of intangible assets	656,611	607,527	618,533
Commissions	1,115,477	1,080,168	1,085,865
Interconnection charges	534,025	579,613	640,612
International interconnection fee	240,254	226,627	214,058
Purchase of inventories	4,453,820	4,414,094	4,053,693
Changes of inventories	282,957	(432,607)	(187,439)
Sales commission	2,315,731	1,942,841	2,201,778
Service cost	1,610,261	1,540,869	1,428,405
Utilities	332,816	323,411	323,313
Taxes and dues	276,815	285,131	279,574
Rent	193,357	460,377	448,772
Insurance premium	82,404	73,654	69,384
Installation fee	155,178	143,669	146,783
Advertising expenses	150,166	157,675	197,114
Research and development expenses	165,028	176,758	168,635
Card service cost	3,066,766	3,112,618	3,094,894
Others	1,290,807	1,122,718	1,379,438
Total	₩ 23,879,015	₩ 22,335,190	₩ 22,477,837